COMMITMENTS AND CONTINGENCIES - Commitments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Property, plant and equipment
Purchase commitments
2026	$ 251,663
2027	19,387
2028	385
2030	44,389
Total	315,824
Construction commitments
Purchase commitments
2026	141,238
2027	18,547
2028	12,033
2029	1,016
2030	1,364
Total	$ 174,198